Note 14 - Revenue (Details Textual)	3 Months Ended								12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Number of Reportable Segments									2
Revenue from Contract with Customer, Including Assessed Tax	$ 49,214,204	$ 28,502,049	$ 24,861,680	$ 23,524,600	$ 32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	$ 126,102,533	$ 142,102,324
Pipe Finishing Services [Member]
Revenue from Contract with Customer, Including Assessed Tax									$ 0	$ 0